GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	$ 36,231	$ 30,622	$ 36,231
Impairment charges/ (reversal)		(133)	1,927	$ 994
Property, plant and equipment and biological assets ending balance	36,231	30,622	36,231
Right-of-use assets	1,235	1,039	1,235		$ 1,768
Property, plant and equipment, temporarily idle	332	246	332
Property, plant and equipment, assets retired from active use and not classified as held for sale	47	12	47
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	228	170	228
NAFTA
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	14	31	14
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	88	37	88
ACIS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	2	9	2
IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets					1,136
ArcelorMIttal Italia | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Measurement period adjustment	92		92
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	67,220	56,182	67,220	63,205	64,649
Adoption of IFRS 16 (note 7)					1,444
Additions		2,312	4,036
Acquisitions through business combinations (note 2.2.4)			34
Foreign exchange differences		1,519	(116)
Disposals		(715)	(759)
Divestments (note 2.3.1)		(10,893)	(614)
Transfers (to)/ from assets held for sale (note 2.3.2)		(3,073)
Other movements		(188)	(10)
Property, plant and equipment and biological assets ending balance	67,220	56,182	67,220	63,205
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(30,989)	(25,560)	(30,989)	(27,567)	(27,606)
Adoption of IFRS 16 (note 7)					(39)
Foreign exchange differences		(1,527)	146
Disposals		641	679
Divestments (note 2.3.1)		7,552	97
Transfers (to)/ from assets held for sale (note 2.3.2)		1,230
Other movements		269	98
Depreciation charge for the year		2,873	2,973
Impairment charges/ (reversal)		(137)	1,430
Property, plant and equipment and biological assets ending balance	(30,989)	(25,560)	(30,989)	(27,567)
Land, buildings and Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	7,409	6,930	7,409
Property, plant and equipment and biological assets ending balance	7,409	6,930	7,409
Land, buildings and Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	10,897	10,738	10,897	10,879	10,879
Adoption of IFRS 16 (note 7)					0
Additions		27	35
Acquisitions through business combinations (note 2.2.4)			24
Foreign exchange differences		621	(99)
Disposals		(62)	(66)
Divestments (note 2.3.1)		(858)	0
Transfers (to)/ from assets held for sale (note 2.3.2)		(461)
Other movements		574	124
Property, plant and equipment and biological assets ending balance	10,897	10,738	10,897	10,879
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(3,488)	(3,808)	(3,488)	(3,113)	(3,113)
Adoption of IFRS 16 (note 7)					0
Foreign exchange differences		(424)	58
Disposals		40	45
Divestments (note 2.3.1)		527	0
Transfers (to)/ from assets held for sale (note 2.3.2)		163
Other movements		(177)	14
Depreciation charge for the year		338	338
Impairment charges/ (reversal)		111	154
Property, plant and equipment and biological assets ending balance	(3,488)	(3,808)	(3,488)	(3,113)
Machinery, equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	21,739	18,463	21,739
Property, plant and equipment and biological assets ending balance	21,739	18,463	21,739
Biological assets	59	45	59
Bearer plants	38	29	38
Machinery, equipment and other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	44,628	36,599	44,628	44,062	43,141
Adoption of IFRS 16 (note 7)					(921)
Additions		172	471
Acquisitions through business combinations (note 2.2.4)			10
Foreign exchange differences		1,121	(98)
Disposals		(630)	(654)
Divestments (note 2.3.1)		(8,559)	(130)
Transfers (to)/ from assets held for sale (note 2.3.2)		(1,911)
Other movements		1,778	1,888
Property, plant and equipment and biological assets ending balance	44,628	36,599	44,628	44,062
Right-of-use assets				921
Machinery, equipment and other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(22,889)	(18,136)	(22,889)	(20,838)	(20,280)
Adoption of IFRS 16 (note 7)					558
Foreign exchange differences		(1,189)	112
Disposals		591	614
Divestments (note 2.3.1)		6,002	3
Transfers (to)/ from assets held for sale (note 2.3.2)		1,045
Other movements		212	35
Depreciation charge for the year		2,188	2,171
Impairment charges/ (reversal)		(280)	1,202
Property, plant and equipment and biological assets ending balance	(22,889)	(18,136)	(22,889)	(20,838)
Right-of-use assets				(558)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	4,499	2,969	4,499
Property, plant and equipment and biological assets ending balance	4,499	2,969	4,499
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	5,490	3,963	5,490	4,363	4,363
Adoption of IFRS 16 (note 7)					0
Additions		1,857	3,245
Acquisitions through business combinations (note 2.2.4)			0
Foreign exchange differences		(129)	50
Disposals		(19)	(16)
Divestments (note 2.3.1)		(261)	0
Transfers (to)/ from assets held for sale (note 2.3.2)		(612)
Other movements		(2,363)	(2,152)
Property, plant and equipment and biological assets ending balance	5,490	3,963	5,490	4,363
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(991)	(994)	(991)	(981)	(981)
Adoption of IFRS 16 (note 7)					0
Foreign exchange differences		(8)	4
Disposals		7	0
Divestments (note 2.3.1)		5	0
Transfers (to)/ from assets held for sale (note 2.3.2)		13
Other movements		9	(5)
Depreciation charge for the year		0	0
Impairment charges/ (reversal)		29	9
Property, plant and equipment and biological assets ending balance	(991)	(994)	(991)	(981)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,235	1,039	1,235
Property, plant and equipment and biological assets ending balance	1,235	1,039	1,235
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	2,092	1,598	2,092	0	2,365
Adoption of IFRS 16 (note 7)					2,365
Additions		233	259
Acquisitions through business combinations (note 2.2.4)			0
Foreign exchange differences		36	(7)
Disposals		0	(4)
Divestments (note 2.3.1)		(449)	(484)
Transfers (to)/ from assets held for sale (note 2.3.2)		(89)
Other movements		(225)	(37)
Property, plant and equipment and biological assets ending balance	2,092	1,598	2,092	0
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(857)	(559)	(857)	0	(597)
Adoption of IFRS 16 (note 7)					(597)
Foreign exchange differences		(8)	(4)
Disposals		0	3
Divestments (note 2.3.1)		300	94
Transfers (to)/ from assets held for sale (note 2.3.2)		9
Other movements		212	55
Depreciation charge for the year		212	343
Impairment charges/ (reversal)		3	65
Property, plant and equipment and biological assets ending balance	(857)	(559)	(857)	0
Mining Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,349	1,221	1,349
Property, plant and equipment and biological assets ending balance	1,349	1,221	1,349
Mining Assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	4,113	3,284	4,113	3,901	3,901
Adoption of IFRS 16 (note 7)					0
Additions		23	26
Acquisitions through business combinations (note 2.2.4)			0
Foreign exchange differences		(130)	38
Disposals		(4)	(19)
Divestments (note 2.3.1)		(766)	0
Transfers (to)/ from assets held for sale (note 2.3.2)		0
Other movements		48	167
Property, plant and equipment and biological assets ending balance	4,113	3,284	4,113	3,901
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(2,764)	(2,063)	(2,764)	(2,635)	(2,635)
Adoption of IFRS 16 (note 7)					$ 0
Foreign exchange differences		102	(24)
Disposals		3	17
Divestments (note 2.3.1)		718	0
Transfers (to)/ from assets held for sale (note 2.3.2)		0
Other movements		13	(1)
Depreciation charge for the year		135	121
Impairment charges/ (reversal)		0	0
Property, plant and equipment and biological assets ending balance	$ (2,764)	$ (2,063)	$ (2,764)	$ (2,635)
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period		6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period		7 years